Financial instruments - Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Financial assets, at fair value	$ 30,164	$ 40,693
Provisionally-priced payables
Statement Line Items [Line Items]
Financial liabilities, at fair value	12,478	64,196
Recurring fair value measurement
Statement Line Items [Line Items]
Financial assets, at fair value	48,634	58,841
Financial liabilities, at fair value	15,809	113,844
Recurring fair value measurement | Provisionally-priced payables
Statement Line Items [Line Items]
Financial liabilities, at fair value	12,478	64,196
Recurring fair value measurement | Deferred milestone payment to Waterton
Statement Line Items [Line Items]
Financial liabilities, at fair value		30,871
Recurring fair value measurement | Derivative financial instruments
Statement Line Items [Line Items]
Financial liabilities, at fair value	3,331	18,777
Level 1 | Recurring fair value measurement
Statement Line Items [Line Items]
Financial assets, at fair value	2,834	830
Financial liabilities, at fair value	0	0
Level 1 | Recurring fair value measurement | Provisionally-priced payables
Statement Line Items [Line Items]
Financial liabilities, at fair value	0	0
Level 1 | Recurring fair value measurement | Deferred milestone payment to Waterton
Statement Line Items [Line Items]
Financial liabilities, at fair value		0
Level 1 | Recurring fair value measurement | Derivative financial instruments
Statement Line Items [Line Items]
Financial liabilities, at fair value	0	0
Level 2 | Recurring fair value measurement
Statement Line Items [Line Items]
Financial assets, at fair value	45,800	58,011
Financial liabilities, at fair value	15,809	113,844
Level 2 | Recurring fair value measurement | Provisionally-priced payables
Statement Line Items [Line Items]
Financial liabilities, at fair value	12,478	64,196
Level 2 | Recurring fair value measurement | Deferred milestone payment to Waterton
Statement Line Items [Line Items]
Financial liabilities, at fair value		30,871
Level 2 | Recurring fair value measurement | Derivative financial instruments
Statement Line Items [Line Items]
Financial liabilities, at fair value	3,331	18,777
Level 3 | Recurring fair value measurement
Statement Line Items [Line Items]
Financial assets, at fair value	0	0
Financial liabilities, at fair value	0	0
Level 3 | Recurring fair value measurement | Provisionally-priced payables
Statement Line Items [Line Items]
Financial liabilities, at fair value	0	0
Level 3 | Recurring fair value measurement | Deferred milestone payment to Waterton
Statement Line Items [Line Items]
Financial liabilities, at fair value		0
Level 3 | Recurring fair value measurement | Derivative financial instruments
Statement Line Items [Line Items]
Financial liabilities, at fair value	0	0
Provisionally-priced trade receivables | Recurring fair value measurement
Statement Line Items [Line Items]
Financial assets, at fair value	30,164	40,693
Provisionally-priced trade receivables | Level 1 | Recurring fair value measurement
Statement Line Items [Line Items]
Financial assets, at fair value	0	0
Provisionally-priced trade receivables | Level 2 | Recurring fair value measurement
Statement Line Items [Line Items]
Financial assets, at fair value	30,164	40,693
Provisionally-priced trade receivables | Level 3 | Recurring fair value measurement
Statement Line Items [Line Items]
Financial assets, at fair value	0	0
Marketable securities | Recurring fair value measurement
Statement Line Items [Line Items]
Financial assets, at fair value	2,834	830
Marketable securities | Level 1 | Recurring fair value measurement
Statement Line Items [Line Items]
Financial assets, at fair value	2,834	830
Marketable securities | Level 2 | Recurring fair value measurement
Statement Line Items [Line Items]
Financial assets, at fair value	0	0
Marketable securities | Level 3 | Recurring fair value measurement
Statement Line Items [Line Items]
Financial assets, at fair value	0	0
Derivative financial instruments | Recurring fair value measurement
Statement Line Items [Line Items]
Financial assets, at fair value	15,636	17,318
Derivative financial instruments | Level 1 | Recurring fair value measurement
Statement Line Items [Line Items]
Financial assets, at fair value	0	0
Derivative financial instruments | Level 2 | Recurring fair value measurement
Statement Line Items [Line Items]
Financial assets, at fair value	15,636	17,318
Derivative financial instruments | Level 3 | Recurring fair value measurement
Statement Line Items [Line Items]
Financial assets, at fair value	$ 0	$ 0